Filed pursuant to Rule 497(e)

File Nos. 033-44909 and 811-06520

AMG FUNDS I

AMG FQ Tax-Managed U.S. Equity Fund

AMG FQ U.S. Equity Fund

Supplement dated October 27, 2016 to the

Prospectus dated March 1, 2016, as supplemented July 28, 2016, August 26, 2016 and September 30, 2016

The following information supplements and supersedes any information to the contrary relating to AMG FQ Tax-Managed U.S. Equity Fund and AMG FQ U.S. Equity Fund, each a series of AMG Funds I (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective immediately, with respect to each Fund, the information regarding investment minimums in the section under “Summary of the Funds” titled “Buying and Selling Fund Shares” is hereby deleted and replaced with the following, and all other references in the Prospectus to the investment minimums of the Funds will be superseded with references to the following amounts:

Buying and Selling Fund Shares

Initial Investment Minimum

Class N

Regular Account: $2,000

Individual Retirement Account: $1,000

Class I

Regular Account: $100,000

Individual Retirement Account: $50,000

Additional Investment Minimum

Class N and Class I (all accounts): $100

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST389

Filed pursuant to Rule 497(e)

File Nos. 033-44909 and 811-06520

AMG FUNDS I

AMG Managers Emerging Opportunities Fund

Supplement dated October 27, 2016 to the

Prospectus dated March 1, 2016, as supplemented July 28, 2016, August 26, 2016 and September 30, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Managers Emerging Opportunities Fund, a series of AMG Funds I (the “Fund”), contained in the Fund’s Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective immediately, the information regarding investment minimums in the section under “Summary of the Funds – AMG Managers Emerging Opportunities Fund” titled “Buying and Selling Fund Shares” is hereby deleted and replaced with the following, and all other references in the Prospectus to the investment minimums of the Fund will be superseded with references to the following amounts:

Buying and Selling Fund Shares

Initial Investment Minimum

Class S

Regular Account: $2,000

Individual Retirement Account: $1,000

Class I

Regular Account: $100,000

Individual Retirement Account: $50,000

Additional Investment Minimum

Class S and Class I (all accounts): $100

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST388